Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Details of Government grants [Line Items]
Other income	€ 1,198	€ 1,706
Government grants receivables	1,872	3,200
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	1,034	1,558
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	494	585
Instituto para la Diversificacin y Ahorro de la Energa [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants		421
Agencia Estatal de Investigacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants		83	€ 77
Ministerio de Industria Comercio y Turismo [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants		€ 2,753	€ 5,259
European Climate, Infrastructure and Environment Executive Agency (CINEA) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	401
California Energy Comission [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 536